Financial assets at fair value through other comprehensive income (Details) - GBP (£) £ in Millions	1 Months Ended		6 Months Ended
	Sep. 30, 2022	Apr. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income				£ 65,062	£ 61,753
Absa
Disclosure of financial assets [line items]
Fair value of sale of equity stake	£ 566	£ 557
Gain on sale of equity stake	£ 36	£ 48	£ 74
Loans and advances
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income				222	53
Debt securities and other eligible bills
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income				64,832	60,798
Equity securitiesa
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income				£ 8	£ 902